Other Income and expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income and expenses
Credit Facility fee - warrants	$ (389)	$ (930)
Interest expense on lease liabilities	(162)	0
Interest income	164	241
Foreign exchange gain (loss)	(41)	(15)
Other income (expenses)	(83)	(68)
Other finance income (cost)	$ (511)	$ (772)